Consolidated Statement of Profit or Loss and Other Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Net revenue from sales and services	R$ 1,264,280	R$ 947,419	R$ 997,628
Sales	1,229,827	914,266	967,374
Services	34,453	33,153	30,254
Cost of goods sold and services	(473,135)	(396,829)	(378,003)
Gross profit	791,145	550,590	619,625
Operating income (expenses)
General and administrative expenses	(471,626)	(430,279)	(406,352)
Commercial expenses	(194,043)	(164,439)	(165,169)
Other operating income	1,020	5,554	4,283
Impairment losses on trade receivables	(45,904)	(32,726)	(25,015)
Share of loss equity-accounted investees	(4,512)
Profit (loss) before finance result and taxes	76,080	(71,300)	27,372
Finance result
Finance income	88,557	35,640	20,984
Finance costs	(270,324)	(120,183)	(119,409)
Total finance result	(181,767)	(84,543)	(98,425)
Loss before income tax and social contribution	(105,687)	(155,843)	(71,053)
Total IRPJ and CSLL	51,114	37,089	25,404
Current	10,668	(11,297)	7,874
Deferred	40,446	48,386	17,530
Loss for the year	(54,573)	(118,754)	(45,649)
Other comprehensive income for the year	0	0	0
Total comprehensive loss for the year	R$ (54,573)	R$ (118,754)	R$ (45,649)
Loss per share
Basic	R$ (0.65)	R$ (1.44)	R$ (0.55)
Diluted	R$ (0.65)	R$ (1.44)	R$ (0.55)